CONSOLIDATED BALANCE SHEETS - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
CASH AND BALANCES WITH THE CENTRAL BANK	$ 55,310	$ 57,687
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	267,524
FINANCIAL ASSETS HELD FOR TRADING:		315,570
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	107,425	51,705
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	155,789
AVAILABLE-FOR-SALE FINANCIAL ASSETS:		165,742
FINANCIAL ASSETS AT AMORTIZED COST:	766,225
LOANS AND RECEIVABLES		679,300
HEDGING DERIVATIVES	9,285	15,116
NON-CURRENT ASSETS HELD FOR SALE	1,277	1,295
TANGIBLE ASSETS	8,714	6,498
INTANGIBLE ASSETS:	8,044	6,960
Goodwill	1,734	1,734
Other intangible assets	6,310	5,226
TAX ASSETS	21,968	20,209
Current	4,394	3,609
Deferred	17,574	16,600
OTHER ASSETS	7,163	9,109
TOTAL ASSETS	1,408,724	1,329,191
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	255,481
FINANCIAL LIABILITIES HELD FOR TRADING:		239,725
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	105,430	120,653
FINANCIAL LIABILITIES AT AMORTISED COST:	890,284	820,431
HEDGING DERIVATIVES	8,393	11,091
PROVISIONS	6,800	6,730
TAX LIABILITIES	194	71
Current	107	20
Deferred	87	51
OTHER LIABILITIES	18,855	15,080
TOTAL LIABILITIES	1,285,437	1,213,781
SHAREHOLDERS' EQUITY	124,240	116,558
Share capital	25,660	8,086
Share premium		16,956
Accumulated reserves	79,227	72,838
Profit for the year attributable to the Parent	19,353	18,678
VALUATION ADJUSTMENTS:	(985)	(1,177)
Financial assets at fair value through other comprehensive income	(695)
Available-for-sale financial assets		(1,533)
Cash flow hedges	(290)	356
TOTAL SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE PARENT	123,255	115,381
NON-CONTROLLING INTERESTS	32	29
TOTAL EQUITY	123,287	115,410
TOTAL LIABILITIES AND EQUITY	1,408,724	1,329,191
Provisions for pensions and similar obligations
LIABILITIES AND EQUITY
PROVISIONS	4,370	3,860
Provisions for tax and legal matters
LIABILITIES AND EQUITY
PROVISIONS	1,516	1,072
Provisions for off-balance sheet risk
LIABILITIES AND EQUITY
PROVISIONS	852	1,032
Other provisions
LIABILITIES AND EQUITY
PROVISIONS	62	766
Trading derivative liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	153,727
FINANCIAL LIABILITIES HELD FOR TRADING:		171,282
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	101,754
FINANCIAL LIABILITIES HELD FOR TRADING:		68,443
Deposits - Central banks
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	30,995	22,417
Deposits - Credit institutions
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	4,316	5,942
FINANCIAL LIABILITIES AT AMORTISED COST:	94,849	76,515
Deposits - Customers
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	65,369	81,790
FINANCIAL LIABILITIES AT AMORTISED COST:	646,089	608,776
Marketable debt securities
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	4,750	10,504
FINANCIAL LIABILITIES AT AMORTISED COST:	98,312	85,792
Subordinated liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST:	37,228	35,885
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST:	13,806	13,463
Loans and advances to credit institutions
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	98,332	46,087
FINANCIAL ASSETS AT AMORTIZED COST:	47,034
LOANS AND RECEIVABLES		59,122
Loans and advances to customers
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	9,093	5,618
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	771
FINANCIAL ASSETS AT AMORTIZED COST:	666,772
LOANS AND RECEIVABLES		609,420
Debt instruments.
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	110,222
FINANCIAL ASSETS HELD FOR TRADING:		147,747
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	154,483
AVAILABLE-FOR-SALE FINANCIAL ASSETS:		164,947
FINANCIAL ASSETS AT AMORTIZED COST:	52,419
LOANS AND RECEIVABLES		10,758
Equity instruments.
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	2,349
FINANCIAL ASSETS HELD FOR TRADING:		2,562
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	535
AVAILABLE-FOR-SALE FINANCIAL ASSETS:		795
Trading derivative assets
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	$ 154,953
FINANCIAL ASSETS HELD FOR TRADING:		$ 165,261